S000019341 [Member] Investment Risks - iShares California Muni Bond ETF	Feb. 28, 2025
Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. Municipal securities are subject to the risk that the issuer may be unable to pay the instrument’s obligations, which would adversely affect the value of the securities. Legal, regulatory, fiscal, political, economic and other developments may also adversely affect the value of municipal securities. When municipal securities depend on a specific revenue source to fund their payment obligations, the value of such securities may fluctuate as a result of actual or anticipated changes in the cash flows from the revenue source or changes in the priority of the municipal obligation to receive the cash flows. If a security loses its tax-exempt status, its value may decline significantly.
The market for municipal bonds may be less liquid than for other types of debt securities, and it may be harder for the Fund to buy and sell municipal bonds, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. A default or insolvency of certain issuers of municipal bonds may be subject to proceedings that are significantly different from corporate bankruptcy proceedings, and the Fund’s ability to recover assets may be limited.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid, when bonds in the Underlying Index are substituted, or when the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Risk of Investing in the US [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal, state or local income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” Neither BFA nor the Fund guarantees that an opinion from bond counsel about a security’s tax-exempt status is correct, and there is no assurance that the Internal Revenue Service (“IRS”) will agree with the bond counsel’s opinion. Events occurring after a municipal bond is issued or acquired by a Fund may result in a determination that the bond’s interest is includible in gross income, retroactively to the bond’s date of issuance, for purposes of U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax. The interest on money market instruments, other cash equivalents and derivatives held by a Fund may be subject to federal, state and local income taxes and the federal Medicare contribution tax.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index where municipal bonds are an investment focus may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

California Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
California Municipal Securities Risk. Investing in California municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to California and its agencies, public authorities and political subdivisions. Unfavorable developments in any economic sector or disruptions in the broader municipal market, among other factors, may adversely impact the Fund’s investments.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.